Credit Facilities and Lease Obligations - Borrowings Under Credit Facilities and Lease Obligations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2021	Dec. 05, 2021	Dec. 31, 2020
Borrowings, by type [abstract]
Borrowings and lease liabilities		$ 782,800,000	$ 786,100,000
Current portion		51,600,000	52,200,000
Long-term portion		731,200,000	733,900,000
Letters of credit outstanding		27,000,000.0	41,800,000
Amounts outstanding under available uncommitted bank overdraft facilities		0	0
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)			684,700,000
Accelerated amortization of deferred financing costs	$ 2,600,000
Current lease liabilities		34,600,000	35,100,000
Non-current lease liabilities		141,900,000	127,300,000
Credit Facility
Borrowings, by type [abstract]
Outstanding borrowings		(608,900,000)	(627,200,000)
Revolver
Borrowings, by type [abstract]
Outstanding borrowings	0	0	0	$ 0		$ (450,000,000.0)	$ 0
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)		0	0
Term Loans
Borrowings, by type [abstract]
Outstanding borrowings	$ (660,400,000)	(608,900,000)	(627,200,000)	(660,400,000)			$ (470,400,000)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)		330,000,000.0	330,000,000.0
Term Loans | Unamortized debt issuance costs
Borrowings, by type [abstract]
Outstanding borrowings		(2,600,000)	(3,500,000)
Term Loans | Aggregate Debt Issuance Costs
Disclosure Of Notional Amount Of Derivative [Abstract]
Deferred financing costs		200,000	300,000	1,800,000
Initial Term Loan
Borrowings, by type [abstract]
Outstanding borrowings		(280,400,000)	(280,400,000)		$ (350,000,000.0)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)		100,000,000.0	100,000,000.0
Incremental Term Loan
Borrowings, by type [abstract]
Outstanding borrowings		(328,500,000)	(346,800,000)			$ (250,000,000.0)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)		230,000,000.0	230,000,000.0
Lease obligations
Borrowings, by type [abstract]
Lease obligations		176,500,000	162,400,000
Outstanding L/Cs and surety bonds outside the Revolver
Borrowings, by type [abstract]
Letters of credit outstanding		16,500,000	23,800,000
Revolving Credit Facility
Borrowings, by type [abstract]
Outstanding borrowings		0	0
Revolving Credit Facility | Aggregate Debt Issuance Costs
Disclosure Of Notional Amount Of Derivative [Abstract]
Deferred financing costs		200,000	300,000	$ 2,200,000
Revolving Facility Due March 2025
Borrowings, by type [abstract]
Letters of credit outstanding		10,500,000	18,000,000.0
Intraday and Overnight Bank Overdraft Facilities
Borrowings, by type [abstract]
Available uncommitted bank overdraft facilities		$ 198,500,000	$ 198,500,000